UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48444-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
October 31, 2013 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (36.7%)

            CONSUMER DISCRETIONARY (2.3%)
            -----------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$     883   PVH Corp. (a)                                              3.25%        2/13/2020      $      887
                                                                                                   ----------
            AUTOMOBILE MANUFACTURERS (0.6%)
   10,000   Ford Motor Credit Co., LLC                                 3.88         1/15/2015          10,353
    5,000   Ford Motor Credit Co., LLC                                 1.70         5/09/2016           5,048
    5,000   Ford Motor Credit Co., LLC                                 2.38         1/16/2018           5,034
                                                                                                   ----------
                                                                                                       20,435
                                                                                                   ----------
            CABLE & SATELLITE (0.6%)
   15,000   NBCUniversal Enterprise (b)                                0.93 (c)     4/15/2018          15,106
    5,000   NBCUniversal Media, LLC                                    3.65         4/30/2015           5,233
    1,000   Time Warner Cable, Inc.                                    8.25         2/14/2014           1,020
                                                                                                   ----------
                                                                                                       21,359
                                                                                                   ----------
            CASINOS & GAMING (0.2%)
    4,097   Las Vegas Sands, LLC (a)                                   1.67         5/23/2014           4,100
      840   Las Vegas Sands, LLC (a)                                   1.67         5/23/2014             841
                                                                                                   ----------
                                                                                                        4,941
                                                                                                   ----------
            HOME FURNISHINGS (0.1%)
    4,248   Tempur-Pedic International, Inc. (a)                       3.50         3/18/2020           4,253
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    6,328   Royal Caribbean Cruises Ltd.                               6.88        12/01/2013           6,368
                                                                                                   ----------
            MOVIES & ENTERTAINMENT (0.1%)
    4,887   Regal Cinemas Corp. (a)                                    2.69         8/23/2017           4,908
                                                                                                   ----------
            SPECIALTY STORES (0.5%)
    5,000   Staples, Inc.                                              9.75         1/15/2014           5,088
   10,000   Staples, Inc.                                              2.75         1/12/2018          10,130
                                                                                                   ----------
                                                                                                       15,218
                                                                                                   ----------
            Total Consumer Discretionary                                                               78,369
                                                                                                   ----------
            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    5,000   Cargill, Inc. (b)                                          1.90         3/01/2017           5,065
    3,000   Ingredion, Inc.                                            3.20        11/01/2015           3,117
                                                                                                   ----------
                                                                                                        8,182
                                                                                                   ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
   10,000   Costco Wholesale Corp.                                     0.65        12/07/2015          10,027
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.3%)
    2,000   ConAgra Foods, Inc.                                        5.88         4/15/2014           2,047
    5,000   Kraft Foods Group, Inc.                                    2.25         6/05/2017           5,122
    1,000   Mondelez International                                     6.75         2/19/2014           1,018
                                                                                                   ----------
                                                                                                        8,187
                                                                                                   ----------

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1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            SOFT DRINKS (0.1%)
$   1,000   Bottling Group, LLC                                        6.95%        3/15/2014      $    1,024
    1,000   Coca-Cola Co.                                              1.80         9/01/2016           1,031
    2,000   PepsiAmericas, Inc.                                        4.38         2/15/2014           2,022
                                                                                                   ----------
                                                                                                        4,077
                                                                                                   ----------
            TOBACCO (0.2%)
    5,000   Lorillard Tobacco Co.                                      2.30         8/21/2017           5,055
                                                                                                   ----------
            Total Consumer Staples                                                                     35,528
                                                                                                   ----------
            ENERGY (4.8%)
            -------------
            INTEGRATED OIL & GAS (0.0%)
    1,000   Hess Corp.                                                 7.00         2/15/2014           1,017
                                                                                                   ----------
            OIL & GAS DRILLING (0.2%)
    5,000   Nabors Industries, Inc. (b)                                2.35         9/15/2016           5,071
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    3,000   Apache Finance Canada Corp.                                4.38         5/15/2015           3,170
    2,000   Devon Energy Corp.                                         5.63         1/15/2014           2,021
    4,000   EQT Corp.                                                  6.50         4/01/2018           4,544
    5,000   WPX Energy, Inc. (b)                                       5.25         1/15/2017           5,362
                                                                                                   ----------
                                                                                                       15,097
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   Phillips 66                                                2.95         5/01/2017           5,208
    4,478   Tesoro Corp. (a)                                           2.51         1/29/2016           4,500
                                                                                                   ----------
                                                                                                        9,708
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (3.9%)
    3,000   Buckeye Partners                                           5.30        10/15/2014           3,114
    7,150   Copano Energy, LLC                                         7.13         4/01/2021           8,225
    1,000   DCP Midstream, LLC (b)                                     9.70        12/01/2013           1,006
    5,000   El Paso Pipeline Partners Operating Co., LLC (f)           4.10        11/15/2015           5,309
    5,000   Enbridge Energy Partners, LP                               5.35        12/15/2014           5,252
    2,000   Enbridge Energy Partners, LP                               9.88         3/01/2019           2,627
   11,400   Enbridge Energy Partners, LP                               8.05        10/01/2037          12,864
    2,300   Energy Transfer Partners, LP                               5.95         2/01/2015           2,439
    1,000   Energy Transfer Partners, LP                               9.70         3/15/2019           1,314
   12,000   Energy Transfer Partners, LP (b)                           3.28 (c)    11/01/2066          10,920
    2,000   Enterprise Products Operating, LP                          3.70         6/01/2015           2,088
    5,000   Enterprise Products Operating, LP                          1.25         8/13/2015           5,030
    1,347   Kern River Funding Corp. (b)                               6.68         7/31/2016           1,489
    4,713   Kern River Funding Corp. (b)                               4.89         4/30/2018           5,094
    4,000   NGPL PipeCo, LLC (b)                                       7.12        12/15/2017           3,800
   16,968   NuStar Logistics, LP                                       8.15         4/15/2018          19,089
    4,000   Plains All American Pipeline, LP                           3.95         9/15/2015           4,231
    5,000   Rockies Express Pipeline, LLC (b)                          3.90         4/15/2015           5,012
    7,000   Sabine Pass LNG, LP                                        7.50        11/30/2016           7,849
    5,014   Southeast Supply Header (b)                                4.85         8/15/2014           5,161
    5,000   Spectra Energy Partners, LP                                2.95         6/15/2016           5,180
    7,000   Sunoco Logistics Partners Operations, LP                   8.75         2/15/2014           7,148
    4,845   Williams Partners, LP                                      3.80         2/15/2015           5,022
                                                                                                   ----------
                                                                                                      129,263
                                                                                                   ----------
            Total Energy                                                                              160,156
                                                                                                   ----------
            FINANCIALS (17.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   10,000   Bank of New York Mellon                                    0.55 (c)     1/31/2014          10,006
    5,000   State Street Corp.                                         1.35         5/15/2018           4,899
                                                                                                   ----------
                                                                                                       14,905
                                                                                                   ----------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            CONSUMER FINANCE (1.3%)
$  15,000   Ally Financial, Inc.                                       4.63%        6/26/2015      $   15,693
    5,000   Capital One Financial Corp.                                2.13         7/15/2014           5,055
   15,000   Capital One Financial Corp.                                1.00        11/06/2015          14,979
    5,000   John Deere Capital Corp.                                   0.88         4/17/2015           5,032
    3,000   Paccar Financial Corp.                                     0.51 (c)     6/05/2014           3,005
                                                                                                   ----------
                                                                                                       43,764
                                                                                                   ----------
            DIVERSIFIED BANKS (0.9%)
    4,000   HSBC USA, Inc.                                             2.38         2/13/2015           4,093
   14,000   U.S. Bancorp                                               3.44         2/01/2016          14,656
    7,000   Wachovia Bank, N.A.                                        6.18         2/15/2036           7,808
    5,000   Wells Fargo & Co.                                          3.63         4/15/2015           5,218
                                                                                                   ----------
                                                                                                       31,775
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (1.8%)
    9,000   MassMutual Global Funding, LLC (b)                         2.10         8/02/2018           9,022
    1,000   MetLife Global Funding I (b)                               5.13         6/10/2014           1,028
    3,000   MetLife Global Funding I (b)                               2.00         1/09/2015           3,043
    5,000   MetLife Global Funding I (b)                               3.65         6/14/2018           5,362
    5,000   MetLife Institutional Funding II (b)                       1.63         4/02/2015           5,065
    5,000   New York Life Global Funding (b)                           1.85        12/13/2013           5,008
    5,000   New York Life Global Funding (b)                           1.30         1/12/2015           5,045
    5,000   New York Life Global Funding (b)                           3.00         5/04/2015           5,185
   10,000   New York Life Global Funding (b)                           1.30        10/30/2017           9,833
    3,000   Pricoa Global Funding I (b)                                5.45         6/11/2014           3,089
    5,000   Principal Life Income Funding Trust                        5.55         4/27/2015           5,359
    4,250   Prudential Covered Trust (b)                               3.00         9/30/2015           4,400
                                                                                                   ----------
                                                                                                       61,439
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.7%)
   10,000   American Intl Group, Inc.                                  5.85         1/16/2018          11,564
    2,545   Glen Meadow Pass-Through Trust (b)                         6.51         2/12/2067           2,456
    2,000   Hartford Financial Services Group, Inc.                    4.75         3/01/2014           2,025
    5,465   Kemper Corp.                                               6.00        11/30/2015           5,888
                                                                                                   ----------
                                                                                                       21,933
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (0.7%)
   21,856   Leucadia National Corp.                                    8.13         9/15/2015          24,424
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   15,000   Bank of America Corp.                                      1.50        10/09/2015          15,137
    5,000   Bank of America, N.A.                                      6.10         6/15/2017           5,696
    7,000   Citigroup, Inc.                                            5.00         9/15/2014           7,245
    5,000   Citigroup, Inc.                                            4.45         1/10/2017           5,441
    9,500   Farm Credit Bank of Texas                                  7.56                 -(d)        9,524
    6,000   General Electric Capital Corp.                             0.86 (c)    12/11/2015           6,047
    3,000   General Electric Capital Corp.                             0.44 (c)     1/08/2016           2,993
    2,000   International Lease Finance Corp. (b)                      6.50         9/01/2014           2,093
   10,000   International Lease Finance Corp.                          2.20 (c)     6/15/2016          10,100
    5,000   JPMorgan Chase & Co.                                       1.00 (c)     5/02/2014           5,018
    5,000   JPMorgan Chase & Co.                                       3.40         6/24/2015           5,211
   10,000   JPMorgan Chase & Co.                                       0.90 (c)    10/15/2015          10,037
                                                                                                   ----------
                                                                                                       84,542
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    2,000   Allstate Corp.                                             6.13         5/15/2037           2,102
   17,016   Chubb Corp.                                                6.38         3/29/2067          18,633
    7,330   Progressive Corp.                                          6.70         6/15/2037           7,971
    1,500   RLI Corp.                                                  5.95         1/15/2014           1,513
                                                                                                   ----------
                                                                                                       30,219
                                                                                                   ----------
            REGIONAL BANKS (2.8%)
    8,000   Allfirst Preferred Capital Trust                           1.74 (c)     7/15/2029           6,640
    5,000   BB&T Corp.                                                 0.94 (c)     4/28/2014           5,013

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   2,000   BB&T Corp.                                                 3.95%        4/29/2016      $    2,146
    8,000   BB&T Corp.                                                 1.11 (c)     6/15/2018           8,067
    2,000   Chittenden Corp.                                           0.95 (c)     2/14/2017           1,962
    2,000   Cullen/Frost Bankers, Inc.                                 0.79 (c)     2/15/2017           1,986
    5,000   First Niagara Financial Group, Inc.                        6.75         3/19/2020           5,853
   10,000   Huntington National Bank                                   1.35         8/02/2016          10,023
    5,000   Key Bank, N.A.                                             5.80         7/01/2014           5,170
    3,160   Regions Financial Corp.                                    7.75        11/10/2014           3,370
    2,000   Regions Financial Corp.                                    5.75         6/15/2015           2,139
   15,000   Suntrust Bank                                              0.55 (c)     8/24/2015          14,889
   16,400   Susquehanna Bancshares, Inc.                               2.09 (c)     5/01/2014          16,391
    5,000   Union Bank, N.A.                                           2.13         6/16/2017           5,080
    4,900   Zions Bancorp                                              5.50        11/16/2015           5,105
                                                                                                   ----------
                                                                                                       93,834
                                                                                                   ----------
            REITs - DIVERSIFIED (0.2%)
    3,000   Liberty Property, LP                                       5.13         3/02/2015           3,151
    2,790   Washington REIT                                            5.25         1/15/2014           2,812
    2,030   Washington REIT                                            5.35         5/01/2015           2,149
                                                                                                   ----------
                                                                                                        8,112
                                                                                                   ----------
            REITs - INDUSTRIAL (0.3%)
    3,075   ProLogis, LP                                               5.63        11/15/2015           3,290
    5,000   ProLogis, LP                                               6.25         3/15/2017           5,678
                                                                                                   ----------
                                                                                                        8,968
                                                                                                   ----------
            REITs - OFFICE (1.2%)
    2,000   BioMed Realty, LP                                          3.85         4/15/2016           2,103
    9,000   Boston Properties, LP                                      3.70        11/15/2018           9,569
    4,000   CommonWealth REIT                                          6.25         8/15/2016           4,308
    2,000   CommonWealth REIT                                          6.25         6/15/2017           2,163
    2,000   Duke Realty, LP                                            5.40         8/15/2014           2,067
    3,000   Mack-Cali Realty, LP                                       5.13         1/15/2015           3,140
    7,000   Mack-Cali Realty, LP                                       2.50        12/15/2017           6,974
    2,000   Reckson Operating Partnership, LP                          5.88         8/15/2014           2,066
    7,680   Reckson Operating Partnership, LP                          6.00         3/31/2016           8,362
                                                                                                   ----------
                                                                                                       40,752
                                                                                                   ----------
            REITs - RESIDENTIAL (1.0%)
   11,664   AvalonBay Communities, Inc.                                5.70         3/15/2017          13,114
    7,095   BRE Properties, Inc.                                       5.50         3/15/2017           7,870
    2,780   ERP Operating, LP                                          5.38         8/01/2016           3,092
    3,000   UDR, Inc.                                                  5.13         1/15/2014           3,025
    3,000   UDR, Inc.                                                  5.25         1/15/2015           3,139
    2,000   UDR, Inc.                                                  5.25         1/15/2016           2,155
                                                                                                   ----------
                                                                                                       32,395
                                                                                                   ----------
            REITs - RETAIL (1.6%)
    3,082   Equity One, Inc.                                           5.38        10/15/2015           3,321
    1,765   Federal Realty Investment Trust                            5.95         8/15/2014           1,833
    4,000   Kimco Realty Corp.                                         5.58        11/23/2015           4,362
    5,749   National Retail Properties, Inc.                           6.15        12/15/2015           6,331
   11,355   Realty Income Corp.                                        2.00         1/31/2018          11,211
    1,625   Regency Centers, LP                                        4.95         4/15/2014           1,653
    6,055   Regency Centers, LP                                        5.25         8/01/2015           6,462
    7,000   Simon Property Group, LP                                   6.13         5/30/2018           8,273
    8,500   Weingarten Realty Investors                                4.86         1/15/2014           8,564
                                                                                                   ----------
                                                                                                       52,010
                                                                                                   ----------
            REITs - SPECIALIZED (1.6%)
   15,000   American Tower Corp.                                       3.40         2/15/2019          15,205
    5,000   HCP, INC                                                   6.00         3/01/2015           5,323
    5,000   Health Care REIT, Inc.                                     3.63         3/15/2016           5,259
    2,505   Health Care REIT, Inc.                                     4.13         4/01/2019           2,665
    3,843   Healthcare Realty Trust                                    6.50         1/17/2017           4,332

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   4,128   Hospitality Properties Trust                               5.13%        2/15/2015      $    4,249
    3,500   Hospitality Properties Trust                               5.63         3/15/2017           3,825
    2,950   Nationwide Health Properties, Inc.                         6.90        10/01/2037           3,408
    5,000   Ventas Realty, LP                                          3.13        11/30/2015           5,220
    3,000   Ventas Realty, LP                                          4.00         4/30/2019           3,184
                                                                                                   ----------
                                                                                                       52,670
                                                                                                   ----------
            Total Financials                                                                          601,742
                                                                                                   ----------
            HEALTH CARE (1.0%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    2,000   Mallinckrodt International Finance (b)                     3.50         4/15/2018           1,999
                                                                                                   ----------
            HEALTH CARE SERVICES (0.4%)
   10,000   Express Scripts Holding Co.                                2.10         2/12/2015          10,161
    5,000   Express Scripts Holding Co.                                2.65         2/15/2017           5,193
                                                                                                   ----------
                                                                                                       15,354
                                                                                                   ----------
            PHARMACEUTICALS (0.5%)
   10,000   AbbVie, Inc.                                               1.03 (c)    11/06/2015          10,109
    1,000   Mylan, Inc. (b)                                            6.00        11/15/2018           1,076
    6,000   Zoetis, Inc.                                               1.88         2/01/2018           5,990
                                                                                                   ----------
                                                                                                       17,175
                                                                                                   ----------
            Total Health Care                                                                          34,528
                                                                                                   ----------
            INDUSTRIALS (3.3%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
    2,000   Alliant Techsystems, Inc. (a),(e)                          3.50        10/15/2020           2,012
    5,000   L-3 Communications Corp.                                   3.95        11/15/2016           5,336
      993   TransDigm, Inc. (a)                                        3.50         2/14/2017           1,000
    3,990   TransDigm, Inc. (a)                                        3.75         2/28/2020           4,001
    5,000   United Technologies Corp.                                  1.80         6/01/2017           5,102
                                                                                                   ----------
                                                                                                       17,451
                                                                                                   ----------
            AIR FREIGHT & LOGISTICS (0.3%)
    4,000   FedEx Corp.                                                7.38         1/15/2014           4,053
    2,478   FedEx Corp. Pass-Through Trust (b)                         2.63         1/15/2018           2,504
    2,000   United Parcel Service                                      3.88         4/01/2014           2,029
                                                                                                   ----------
                                                                                                        8,586
                                                                                                   ----------
            AIRLINES (0.8%)
    3,500   Aviation Capital Group Corp. (b)                           3.88         9/27/2016           3,545
   11,050   Continental Airlines, Inc. Pass-Through Trust              5.50         4/29/2022          11,078
    1,977   United Air Lines, Inc. Pass-Through Trust                  9.75         1/15/2017           2,268
    5,000   US Airways, Inc. (a)                                       3.50        11/23/2016           5,021
    5,000   US Airways, Inc. (a)                                       4.25         5/23/2019           5,018
                                                                                                   ----------
                                                                                                       26,930
                                                                                                   ----------
            COMMERCIAL PRINTING (0.1%)
    3,000   R.R. Donnelley & Sons Co.                                  4.95         4/01/2014           3,049
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    3,000   Paccar, Inc.                                               6.88         2/15/2014           3,054
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    3,631   Tomkins, LLC (a)                                           3.75         9/29/2016           3,649
                                                                                                   ----------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                                        5.13         2/15/2014           2,026
                                                                                                   ----------
            TRUCKING (1.3%)
    5,000   ERAC USA Finance, LLC (b)                                  1.40         4/15/2016           5,011
    5,000   ERAC USA Finance, LLC (b)                                  2.75         3/15/2017           5,168
    5,000   Penske Truck Leasing Co., LP / PTL Finance Corp. (b)       3.13         5/11/2015           5,140

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$  10,000   Penske Truck Leasing Co., LP / PTL Finance Corp. (b)       2.50%        3/15/2016      $   10,226
    4,970   Penske Truck Leasing Co., LP / PTL Finance Corp. (b)       3.38         3/15/2018           5,124
   14,000   Penske Truck Leasing Co., LP / PTL Finance Corp. (b)       2.88         7/17/2018          14,097
                                                                                                   ----------
                                                                                                       44,766
                                                                                                   ----------
            Total Industrials                                                                         109,511
                                                                                                   ----------
            INFORMATION TECHNOLOGY (1.7%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
   10,000   Cisco Systems, Inc.                                        0.50 (c)     3/14/2014          10,012
                                                                                                   ----------
            COMPUTER HARDWARE (0.3%)
   11,387   Dell, Inc.                                                 2.30         9/10/2015          11,436
                                                                                                   ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    5,000   Fiserv, Inc. (f)                                           3.13         6/15/2016           5,235
   10,000   Total System Services, Inc.                                2.38         6/01/2018           9,854
                                                                                                   ----------
                                                                                                       15,089
                                                                                                   ----------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                             4.75        11/15/2014           2,081
                                                                                                   ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,000   FLIR Systems, Inc.                                         3.75         9/01/2016           3,127
                                                                                                   ----------
            OFFICE ELECTRONICS (0.3%)
    7,000   Xerox Corp.                                                1.08 (c)     5/16/2014           7,011
    3,000   Xerox Corp.                                                2.95         3/15/2017           3,093
                                                                                                   ----------
                                                                                                       10,104
                                                                                                   ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    5,000   Tech Data Corp.                                            3.75         9/21/2017           5,142
                                                                                                   ----------
            Total Information Technology                                                               56,991
                                                                                                   ----------
            MATERIALS (0.4%)
            ----------------
            PAPER PACKAGING (0.3%)
    4,189   Sealed Air Corp. (a)                                       2.67        10/03/2016           4,231
    3,930   Sealed Air Corp. (a)                                       4.00        10/03/2018           3,960
                                                                                                   ----------
                                                                                                        8,191
                                                                                                   ----------
            SPECIALTY CHEMICALS (0.1%)
    4,500   RPM International, Inc.                                    6.25        12/15/2013           4,527
                                                                                                   ----------
            Total Materials                                                                            12,718
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (1.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    5,000   Centel Capital Corp.                                       9.00        10/15/2019           6,084
    4,400   Frontier Communications Corp.                              6.63         3/15/2015           4,631
   18,000   Verizon Communications, Inc.                               2.50         9/15/2016          18,692
                                                                                                   ----------
                                                                                                       29,407
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   11,250   CC Holdings GS V, LLC / Crown Castle GS III Corp           2.38        12/15/2017          11,147
    1,000   Cellco Partnership / Verizon Wireless Capital, LLC         7.38        11/15/2013           1,002
    5,000   iPCS, Inc.                                                 3.52 (c)     5/01/2014           5,000
                                                                                                   ----------
                                                                                                       17,149
                                                                                                   ----------
            Total Telecommunication Services                                                           46,556
                                                                                                   ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            UTILITIES (2.8%)
            ----------------
            ELECTRIC UTILITIES (1.7%)
$   3,000   Appalachian Power Co.                                      3.40%        5/24/2015      $    3,112
    8,000   Duke Energy Corp.                                          2.10         6/15/2018           8,047
    6,700   Entergy Corp.                                              4.70         1/15/2017           7,204
   10,000   Entergy Texas, Inc.                                        3.60         6/01/2015          10,385
    7,000   Firstenergy Corp.                                          2.75         3/15/2018           6,868
    2,000   NextEra Energy Capital Holdings, Inc.                      2.55        11/15/2013           2,001
    3,000   NextEra Energy Capital Holdings, Inc.                      1.61         6/01/2014           3,018
    3,300   PNM Resources, Inc.                                        9.25         5/15/2015           3,696
    9,000   PPL Energy Supply, LLC                                     6.20         5/15/2016           9,988
    1,442   Tri-State General & Transport Association Pass-
            Through Trust (b)                                          6.04         1/31/2018           1,545
                                                                                                   ----------
                                                                                                       55,864
                                                                                                   ----------
            GAS UTILITIES (0.3%)
    5,000   Florida Gas Transmission (b)                               4.00         7/15/2015           5,241
    5,000   Gulfstream Natural Gas System, LLC (b)                     5.56        11/01/2015           5,425
                                                                                                   ----------
                                                                                                       10,666
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
      926   AES Corp.                                                  7.75         3/01/2014             946
    2,000   AES Corp.                                                  7.75        10/15/2015           2,235
    3,900   Calpine Corp. (a)                                          4.00         4/02/2018           3,926
    6,940   NRG Energy, Inc. (a)                                       2.75         7/02/2018           6,949
                                                                                                   ----------
                                                                                                       14,056
                                                                                                   ----------
            MULTI-UTILITIES (0.4%)
    1,000   Consolidated Natural Gas Co.                              5.00         3/01/2014            1,015
    1,000   Dominion Resources, Inc.                                  8.88         1/15/2019            1,297
   11,100   Integrys Energy Group, Inc.                               6.11        12/01/2066           11,163
    1,000   Puget Sound Energy, Inc.                                  6.75         1/15/2016            1,121
                                                                                                   ----------
                                                                                                       14,596
                                                                                                   ----------
            Total Utilities                                                                            95,182
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,210,902)                                          1,231,281
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (19.0%)

            CONSUMER DISCRETIONARY (1.0%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.0%)
    5,000   American Honda Finance Corp. (b)                           3.50         3/16/2015           5,188
   10,000   Daimler Finance N.A., LLC (b),(f)                          1.65         4/10/2015          10,110
    5,000   Daimler Finance N.A., LLC (b)                              1.30         7/31/2015           5,033
    5,000   Daimler Finance N.A., LLC (b)                              1.88         1/11/2018           4,978
   10,000   Hyundai Capital America (b)                                1.88         8/09/2016          10,092
                                                                                                   ----------
                                                                                                       35,401
                                                                                                   ----------
            Total Consumer Discretionary                                                               35,401
                                                                                                   ----------
            CONSUMER STAPLES (0.5%)
            -----------------------
            BREWERS (0.2%)
    5,000   SABMiller Holdings, Inc. (b)                               2.45         1/15/2017           5,167
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.2%)
    5,000   Pernod Ricard S.A. (b)                                     2.95         1/15/2017           5,221
                                                                                                   ----------
            TOBACCO (0.1%)
    5,000   B.A.T. International Finance plc (b)                       2.13         6/07/2017           5,108
                                                                                                   ----------
            Total Consumer Staples                                                                     15,496
                                                                                                   ----------

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            ENERGY (2.6%)
            -------------
            INTEGRATED OIL & GAS (1.5%)
$   8,000   BP Capital Markets plc                                     1.63%        8/17/2017      $    8,004
    2,000   Husky Energy, Inc.                                         5.90         6/15/2014           2,064
   10,000   Origin Energy Finance Ltd. (b)                             3.50        10/09/2018          10,151
   10,000   Petrobras Global Finance B.V.                              2.00         5/20/2016           9,962
    5,000   Shell International Finance B.V. (f)                       4.00         3/21/2014           5,070
   15,000   Shell International Finance B.V.                           1.13         8/21/2017          14,955
                                                                                                   ----------
                                                                                                       50,206
                                                                                                   ----------
            OIL & GAS DRILLING (0.3%)
    5,000   Noble Holding International Ltd. (f)                       3.45         8/01/2015           5,204
    5,000   Transocean, Inc. (f)                                       5.05        12/15/2016           5,512
                                                                                                   ----------
                                                                                                       10,716
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    2,000   Woodside Finance Ltd. (b)                                  8.13         3/01/2014           2,047
    4,000   Woodside Finance Ltd. (b)                                  4.50        11/10/2014           4,128
                                                                                                   ----------
                                                                                                        6,175
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
    9,000   Enbridge, Inc.                                             5.80         6/15/2014           9,259
    3,250   Enbridge, Inc.                                             4.90         3/01/2015           3,423
    8,000   TransCanada Pipelines Ltd.                                 0.88         3/02/2015           8,028
                                                                                                   ----------
                                                                                                       20,710
                                                                                                   ----------
            Total Energy                                                                               87,807
                                                                                                   ----------
            FINANCIALS (8.7%)
            -----------------
            CONSUMER FINANCE (0.1%)
    2,000   HSBC Finance Corp.                                         0.49 (c)     1/15/2014           2,000
                                                                                                   ----------
            DIVERSIFIED BANKS (5.9%)
    9,000   ANZ New Zealand International Ltd. (b)                     1.85        10/15/2015           9,162
   10,000   Banco Santander Chile (b)                                  2.26 (c)     2/14/2014           9,981
    5,000   Bank of Montreal (b)                                       1.30        10/31/2014           5,052
    5,000   Bank of Montreal (b)                                       2.85         6/09/2015           5,192
    5,000   Bank of Montreal (b)                                       2.63         1/25/2016           5,222
   10,000   Bank of Nova Scotia                                        0.69 (c)     2/27/2014          10,018
    7,500   Barclays Bank plc (b),(f)                                  2.25         5/10/2017           7,792
    4,000   Canadian Imperial Bank (b)                                 2.60         7/02/2015           4,142
    2,000   Canadian Imperial Bank                                     2.35        12/11/2015           2,066
    5,000   Commonwealth Bank of Australia                             1.49 (c)     1/17/2014           5,016
    2,000   Commonwealth Bank of Australia (b)                         2.25         3/16/2017           2,068
    5,000   DNB Bank ASA (b)                                           3.20         4/03/2017           5,255
    5,000   Lloyds TSB Bank plc                                        4.20         3/28/2017           5,417
   13,000   National Australia Bank of New York                        0.90         1/20/2016          13,045
    7,000   National Australia Bank of New York                        2.75         3/09/2017           7,316
   16,000   Rabobank Nederland                                         0.73 (c)     3/18/2016          16,059
    5,000   Rabobank Nederland                                         3.38         1/19/2017           5,333
    2,000   Royal Bank of Canada                                       2.63        12/15/2015           2,082
   20,000   Royal Bank of Canada                                       0.85         3/08/2016          20,009
   10,000   Santander Holdings USA, Inc.                               3.00         9/24/2015          10,302
   18,000   Standard Chartered Bank (b)                                6.40         9/26/2017          20,699
    2,000   Standard Chartered plc (b)                                 3.85         4/27/2015           2,083
    5,000   Svenska Handelsbanken AB                                   2.88         4/04/2017           5,227
   10,000   Swedbank AB (b)                                            1.75         3/12/2018           9,903
    8,000   Toronto-Dominion Bank                                      1.40         4/30/2018           7,860
    2,000   Westpac Banking Corp. (b)                                  1.49 (c)     1/30/2014           2,007
                                                                                                   ----------
                                                                                                      198,308
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.5%)
    2,000   Credit Suisse Group, AG                                    5.50         5/01/2014           2,051

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   5,000   Deutsche Bank AG London                                    3.25%        1/11/2016      $    5,254
   10,000   UBS AG London (b),(f)                                      1.88         1/23/2015          10,172
                                                                                                   ----------
                                                                                                       17,477
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.5%)
   15,000   ZFS Finance USA Trust II (b)                               6.45        12/15/2065          16,163
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    7,000   ING Bank N.V. (b)                                          3.75         3/07/2017           7,409
    2,000   ING Capital Funding Trust III                              3.85 (c)             -(d)        1,985
   14,350   Sovereign Bank                                             8.75         5/30/2018          17,309
                                                                                                   ----------
                                                                                                       26,703
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
   12,420   Oil Insurance Ltd. (b)                                     3.23 (c)             -(d)       11,431
   12,000   QBE Insurance Group Ltd. (b)                               2.40         5/01/2018          11,791
    7,100   White Mountains Re Group Ltd. (b)                          6.38         3/20/2017           7,835
                                                                                                   ----------
                                                                                                       31,057
                                                                                                   ----------
            Total Financials                                                                          291,708
                                                                                                   ----------
            HEALTH CARE (0.4%)
            ------------------
            PHARMACEUTICALS (0.4%)
    5,000   Novartis Capital Corp.                                     2.90         4/24/2015           5,189
    6,913   Valeant Pharmaceuticals International, Inc. (a)            3.75         2/13/2019           6,983
      988   Valeant Pharmaceuticals International, Inc. (a)            3.75        12/11/2019             998
                                                                                                   ----------
                                                                                                       13,170
                                                                                                   ----------
            Total Health Care                                                                          13,170
                                                                                                   ----------
            INDUSTRIALS (2.5%)
            ------------------
            AIRLINES (0.8%)
   15,000   British Airways PLC (b)                                    5.63         6/20/2020          15,525
   10,000   Virgin Australia Trust (b)                                 5.00        10/23/2023          10,250
                                                                                                   ----------
                                                                                                       25,775
                                                                                                   ----------
            AIRPORT SERVICES (0.2%)
    8,000   Heathrow Funding Ltd. (b)                                  2.50         6/25/2015           8,113
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    2,000   CNH Capital, LLC                                           3.88        11/01/2015           2,073
    3,000   CNH Capital, LLC                                           3.63         4/15/2018           3,056
                                                                                                   ----------
                                                                                                        5,129
                                                                                                   ----------
            DIVERSIFIED SUPPORT SERVICES (0.5%)
   16,688   Brambles USA, Inc. (b)                                     3.95         4/01/2015          17,249
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
    5,000   Hutchison Whampoa International Ltd. (b)                   6.00                 -(d)        5,294
    5,000   Hutchison Whampoa International Ltd. (b)                   3.50         1/13/2017           5,254
    6,600   Hutchison Whampoa International Ltd. (b)                   2.00        11/08/2017           6,578
                                                                                                   ----------
                                                                                                       17,126
                                                                                                   ----------
            RAILROADS (0.3%)
   10,000   Asciano Finance (b)                                        5.00         4/07/2018          10,768
                                                                                                   ----------
            Total Industrials                                                                          84,160
                                                                                                   ----------
            MATERIALS (3.2%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    3,597   CRH America, Inc.                                          4.13         1/15/2016           3,801
    5,000   Holcim (US), Inc. (b)                                      6.00        12/30/2019           5,726
    2,000   Lafarge S.A. (b)                                           6.20         7/09/2015           2,130
                                                                                                   ----------
                                                                                                       11,657
                                                                                                   ----------

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.2%)
$   6,000   Incitec Pivot Finance Ltd. (b)                             4.00%       12/07/2015      $    6,267
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (1.8%)
    5,000   Anglo American Capital plc (b)                             2.63         9/27/2017           5,016
    3,000   Glencore Canada Corp.                                      5.38         6/01/2015           3,173
    5,000   Glencore Funding, LLC (b)                                  6.00         4/15/2014           5,114
   10,000   Glencore Funding, LLC (b)                                  1.70         5/27/2016           9,965
    5,000   Petrohawk Energy Corp.                                     7.25         8/15/2018           5,432
   17,000   Rio Tinto Finance USA plc                                  1.09 (c)     6/17/2016          17,139
    1,746   Teck Resources Ltd.                                        3.15         1/15/2017           1,811
    2,000   Xstrata Finance Canada Ltd. (b)                            2.85        11/10/2014           2,031
   10,000   Xstrata Finance Canada Ltd. (b)                            2.70        10/25/2017          10,057
                                                                                                   ----------
                                                                                                       59,738
                                                                                                   ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    9,840   Yara International ASA (b)                                 5.25        12/15/2014          10,251
                                                                                                   ----------
            GOLD (0.3%)
   10,000   Barrick Gold Corp.                                         2.50         5/01/2018           9,764
                                                                                                   ----------
            STEEL (0.3%)
    1,000   ArcelorMittal                                              9.50         2/15/2015           1,100
    4,000   ArcelorMittal                                              5.00         2/25/2017           4,245
    3,000   ArcelorMittal USA, LLC                                     6.50         4/15/2014           3,055
                                                                                                   ----------
                                                                                                        8,400
                                                                                                   ----------
            Total Materials                                                                           106,077
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    5,000   Telecom Italia Capital                                     5.25        11/15/2013           5,005
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $628,383)                                  638,824
                                                                                                   ----------

            ASSET-BACKED SECURITIES (9.7%)

            FINANCIALS (9.7%)
            -----------------
            ASSET-BACKED FINANCING (9.7%)
    5,665   Access Group, Inc.                                         0.50 (c)     4/25/2029           5,558
    3,500   AmeriCredit Automobile Receivables Trust                   2.19         2/08/2016           3,519
    6,000   AmeriCredit Automobile Receivables Trust                   3.34         4/08/2016           6,121
    5,725   AmeriCredit Automobile Receivables Trust                   6.24         6/08/2016           5,953
    5,000   AmeriCredit Automobile Receivables Trust                   4.00         5/08/2017           5,183
    9,101   ARL First, LLC (b),(g)                                     1.92 (c)    12/15/2042           9,158
    1,083   Avis Budget Rental Car Funding, LLC (b)                    2.98        11/20/2014           1,084
    5,000   Avis Budget Rental Car Funding, LLC (b)                    4.64         5/20/2016           5,249
    8,100   Avis Budget Rental Car Funding, LLC (b)                    3.68        11/20/2017           8,167
   12,000   Avis Budget Rental Car Funding, LLC (b)                    2.62         9/20/2019          11,826
   10,000   Bank One Issuance Trust                                    0.97 (c)     2/15/2017          10,010
    1,298   CenterPoint Energy Transition Bond Co. III, LLC            4.19         2/01/2020           1,366
    1,829   Centre Point Funding, LLC (b)                              5.43         7/20/2016           1,896
    8,121   CIT Equipment Collateral (b)                               1.10         8/22/2016           8,132
    2,000   CIT Equipment Collateral (b)                               1.69         8/22/2016           2,004
    3,191   College Loan Corp. Trust                                   0.73 (c)     1/15/2037           2,747
    6,888   Collegiate Funding Services Education Loan Trust           0.57 (c)     3/28/2035           5,938
    4,404   Credit Acceptance Auto Loan Trust (b)                      2.61         3/15/2019           4,440
    5,000   Credit Acceptance Auto Loan Trust (b)                      3.96         9/15/2019           5,121
    3,000   Credit Acceptance Auto Loan Trust (b)                      3.12         3/16/2020           3,014
    3,000   Credit Acceptance Auto Loan Trust (b)                      2.21         9/15/2020           3,021
    3,600   Credit Acceptance Auto Loan Trust (b)                      1.83         4/15/2021           3,582
   10,000   Enterprise Fleet Financing, LLC (b)                        2.10         5/20/2017          10,079
   21,000   Enterprise Fleet Financing, LLC (b)                        1.41        11/20/2017          21,072

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   7,000   Exeter Automobile Receivables Trust (b)                    3.09%        7/16/2018      $    7,057
      357   Ford Credit Auto Owner Trust                               2.42        11/15/2014             358
    3,000   Ford Credit Auto Owner Trust                               2.38         7/15/2016           3,077
    7,000   Fosse Master Issuer plc (b)                                2.20 (c)    10/18/2054           7,134
    5,000   GE Capital Credit Card Master Note Trust (b)               5.39        11/15/2017           5,212
      640   GE Equipment Midticket, LLC (b)                            1.47         7/14/2015             641
      742   GE Equipment Small Ticket, LLC (b)                         1.45         1/21/2018             743
    8,609   Gracechurch Mortgage Financing plc (b)                     1.81 (c)    11/20/2056           8,723
    6,667   Hertz Vehicle Financing, LLC (b)                           2.60         2/25/2015           6,693
   10,000   Hertz Vehicle Financing, LLC (b)                           1.86         8/25/2017           9,943
    3,913   Holmes Master Issuer plc (b)                               1.64 (c)    10/15/2054           3,930
    4,122   Holmes Master Issuer plc (b)                               1.79 (c)    10/15/2054           4,167
      208   Home Equity Asset Trust                                    0.58 (c)    11/25/2035             209
    5,000   Iowa Student Loan Liquidity Corp.                          0.60 (c)     9/25/2037           4,377
    1,822   MMAF Equipment Finance, LLC (b)                            3.51         1/15/2030           1,867
    2,000   Motor plc (b)                                              1.29         2/25/2020           2,001
    5,000   Permanent Master Issuer plc (b)                            1.79 (c)     7/15/2042           5,058
    5,000   Prestige Auto Receivables Trust "B" (b)                    2.87         7/16/2018           5,023
    6,000   Prestige Auto Receivables Trust "B" (b)                    1.74         5/15/2019           5,955
   11,750   Rental Car Finance Corp. (b)                               4.38         2/25/2016          12,061
      880   Santander Drive Auto Receivables Trust                     1.84        11/17/2014             882
    8,773   Santander Drive Auto Receivables Trust (b)                 3.19        10/15/2015           8,856
      860   Santander Drive Auto Receivables Trust (b)                 1.48         5/15/2017             862
   12,500   Santander Drive Auto Receivables Trust                     2.43         5/15/2017          12,597
    2,000   Santander Drive Auto Receivables Trust                     3.09         5/15/2017           2,041
    5,000   Santander Drive Auto Receivables Trust                     3.89         7/17/2017           5,094
    4,887   Sequoia Mortgage Trust (b)                                 3.00         5/25/2043           4,664
    1,023   SLC Student Loan Trust                                     0.36 (c)     1/15/2019           1,022
    5,577   SLC Student Loan Trust                                     0.54 (c)     7/15/2036           5,094
    8,000   SLC Student Loan Trust                                     0.69 (c)     7/15/2036           6,433
    2,500   SLM Student Loan Trust                                     0.61 (c)    12/15/2023           2,488
    6,278   SLM Student Loan Trust                                     0.62 (c)     1/27/2025           6,221
    1,250   SLM Student Loan Trust                                     0.44 (c)    10/27/2025           1,098
    1,361   SLM Student Loan Trust                                     0.79 (c)    10/25/2038           1,199
    7,315   Trinity Rail Leasing, LP (b)                               2.27         1/15/2043           7,225
    5,000   United Auto Credit Securitization Trust (b)                1.87         9/15/2015           5,000
    5,500   Wheels SPV, LLC (b)                                        1.53         3/20/2021           5,552
   10,000   World Omni Auto Receivables Trust                          1.91         4/15/2016          10,110
                                                                                                   ----------
                                                                                                      324,907
                                                                                                   ----------
            Total Financials                                                                          324,907
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $321,262)                                            324,907
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (15.8%)

            FINANCIALS (15.8%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (14.2%)
    1,909   Banc of America Commercial Mortgage, Inc.                  5.56         6/10/2039           1,929
      954   Banc of America Commercial Mortgage, Inc.                  4.94        11/10/2041             976
    2,102   Banc of America Commercial Mortgage, Inc.                  5.17        11/10/2042           2,145
       87   Banc of America Commercial Mortgage, Inc.                  4.51        12/10/2042              87
      486   Banc of America Commercial Mortgage, Inc.                  4.50         7/10/2043             488
    1,000   Banc of America Commercial Mortgage, Inc.                  4.62         7/10/2043           1,019
    3,830   Banc of America Commercial Mortgage, Inc.                  4.73         7/10/2043           3,996
    2,225   Banc of America Commercial Mortgage, Inc.                  5.09         7/10/2043           2,314
    3,300   Banc of America Commercial Mortgage, Inc.                  4.93         7/10/2045           3,484
    3,000   Banc of America Commercial Mortgage, Inc.                  5.20         7/10/2045           3,038
    5,000   Banc of America Commercial Mortgage, Inc.                  5.12        10/10/2045           5,337
    5,000   Banc of America Commercial Mortgage, Inc.                  5.36        10/10/2045           5,445
   10,000   Banc of America Commercial Mortgage, Inc.                  5.63         7/10/2046          10,958
    4,935   Banc of America Commercial Mortgage, Inc.                  5.19         9/10/2047           5,292
    4,089   Banc of America Commercial Mortgage, Inc.                  5.32         9/10/2047           4,113
    4,183   Banc of America Commercial Mortgage, Inc. (b)              5.46         9/10/2047           4,402

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   2,620   Banc of America Commercial Mortgage, Inc.                  5.45%        1/15/2049      $    2,625
    1,790   Banc of America Commercial Mortgage, Inc.                  5.81         2/10/2051           1,837
    7,178   Banc of America Commercial Mortgage, Inc.                  6.02         2/10/2051           7,173
      724   Bear Stearns Commercial Mortgage Securities, Inc.          5.69         9/11/2038             730
      838   Bear Stearns Commercial Mortgage Securities, Inc.          5.17        12/11/2038             841
      703   Bear Stearns Commercial Mortgage Securities, Inc.          5.40        12/11/2040             703
      247   Bear Stearns Commercial Mortgage Securities, Inc.          4.95         2/11/2041             247
    1,120   Bear Stearns Commercial Mortgage Securities, Inc.          5.53         9/11/2041           1,119
      338   Bear Stearns Commercial Mortgage Securities, Inc.          5.53        10/12/2041             338
    8,586   Bear Stearns Deutsche Bank Trust (b)                       4.72         9/15/2027           9,042
    3,145   Chase Commercial Mortgage Securities Corp. (b)             6.56         5/18/2030           3,328
    3,550   Citigroup Commercial Mortgage Trust                        5.78         3/15/2049           3,880
    1,707   Citigroup Commercial Mortgage Trust                        6.13        12/10/2049           1,726
    1,928   Citigroup Deutsche Bank Commerical Mortgage Trust          5.22         7/15/2044           1,946
    1,000   Commercial Mortgage Asset Trust                            7.64        11/17/2032           1,015
      317   Commercial Mortgage Trust                                  4.58        10/15/2037             318
    5,000   Commercial Mortgage Trust                                  4.98         5/10/2043           5,244
    3,000   Commercial Mortgage Trust                                  5.12         6/10/2044           3,180
    2,965   Credit Suisse Commercial Mortgage Trust                    5.79         6/15/2038           3,246
    4,872   Credit Suisse Commercial Mortgage Trust                    5.38         2/15/2040           5,285
    3,865   Credit Suisse First Boston Mortgage Securities Corp.       5.42         5/15/2036           3,894
    4,725   Credit Suisse First Boston Mortgage Securities Corp.       5.11         7/15/2036           4,782
    7,459   Credit Suisse First Boston Mortgage Securities Corp.       4.69         4/15/2037           7,595
    7,000   Credit Suisse First Boston Mortgage Securities Corp.       5.10         8/15/2038           7,477
    8,320   Credit Suisse First Boston Mortgage Securities Corp.       5.10         8/15/2038           8,787
      412   Credit Suisse First Boston Mortgage Securities Corp.       5.67         3/15/2039             415
    1,475   Credit Suisse Mortgage Capital (b)                         5.58         4/12/2049           1,480
   10,000   DB-UBS Mortgage Trust                                      3.64         8/10/2044          10,560
    6,943   DB-UBS Mortgage Trust (b)                                  3.74        11/10/2046           7,305
    3,914   GE Capital Commercial Mortgage Corp.                       5.31        11/10/2045           3,927
      687   GMAC Commercial Mortgage Securities, Inc.                  4.55        12/10/2041             689
    5,750   GMAC Commercial Mortgage Securities, Inc.                  4.75         5/10/2043           5,980
    3,925   Greenwich Capital Commercial Funding Corp.                 5.32         6/10/2036           3,959
    4,200   Greenwich Capital Commercial Funding Corp.                 5.22         4/10/2037           4,460
    8,090   Greenwich Capital Commercial Funding Corp.                 5.83         7/10/2038           8,877
    2,160   Greenwich Capital Commercial Funding Corp.                 4.80         8/10/2042           2,231
    7,570   GS Mortgage Securities Corp. II                            5.55         4/10/2038           8,206
    8,980   GS Mortgage Securities Corp. II                            5.62         4/10/2038           9,759
    5,000   GS Mortgage Securities Corp. II                            4.75         7/10/2039           5,220
    4,500   GS Mortgage Securities Corp. II                            4.78         7/10/2039           4,564
    5,000   GS Mortgage Securities Corp. II                            2.54         1/10/2045           5,176
   10,000   GS Mortgage Securities Corp. II                            2.32         5/10/2045          10,263
   10,873   GS Mortgage Securities Trust                               1.21         7/10/2046          10,900
    3,765   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.90         1/12/2037           3,882
      328   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20         8/12/2037             332
    1,670   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.40         1/12/2039           1,674
   20,193   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.12         7/15/2041          20,555

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   2,379   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.92%        1/15/2042      $    2,467
      867   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.68         7/15/2042             870
      934   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.70         7/15/2042             934
    3,205   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00         8/15/2042           3,410
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00        10/15/2042           2,130
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.04        10/15/2042           3,076
    2,130   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.24         1/12/2043           2,277
   13,151   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.28         1/12/2043          14,153
    1,625   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.49         4/15/2043           1,676
    2,935   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.79         6/12/2043           3,064
    1,997   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.81         6/12/2043           2,179
    2,891   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.45        12/12/2043           2,887
      448   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20        12/15/2044             451
    4,301   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.23        12/15/2044           4,386
      835   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.86         4/15/2045             871
    1,641   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.52         5/12/2045           1,718
    1,522   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37         5/15/2045           1,579
      508   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.63         3/15/2046             509
    1,725   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.87         3/15/2046           1,741
    1,650   J.P. Morgan Chase Commercial Mortgage Securities Corp. (b) 4.11         7/15/2046           1,784
    2,648   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.13         5/15/2047           2,687
      331   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.63         2/12/2051             330
   11,653   LB Commercial Mortgage Trust                               5.88         7/15/2044          13,068
      515   LB-UBS Commercial Mortgage Trust                           5.37         6/15/2029             519
      208   LB-UBS Commercial Mortgage Trust                           4.63        10/15/2029             208
    1,267   LB-UBS Commercial Mortgage Trust                           5.00         4/15/2030           1,284
      516   LB-UBS Commercial Mortgage Trust                           5.01         4/15/2030             523
    1,440   LB-UBS Commercial Mortgage Trust                           4.66         7/15/2030           1,446
    5,830   LB-UBS Commercial Mortgage Trust                           4.95         9/15/2030           6,124
    4,876   LB-UBS Commercial Mortgage Trust                           5.45        11/15/2030           5,084
    5,844   LB-UBS Commercial Mortgage Trust                           5.16         2/15/2031           6,286
    1,509   LB-UBS Commercial Mortgage Trust                           5.83         6/15/2032           1,550
    1,650   LB-UBS Commercial Mortgage Trust                           4.37         3/15/2036           1,658
    5,000   LB-UBS Commercial Mortgage Trust                           5.35        11/15/2038           5,535
    4,000   LB-UBS Commercial Mortgage Trust                           5.41         9/15/2039           4,431
    1,250   LB-UBS Commercial Mortgage Trust                           4.86        12/15/2039           1,296
      653   LB-UBS Commercial Mortgage Trust                           5.40         2/15/2040             655
    4,000   LB-UBS Commercial Mortgage Trust                           5.42         2/15/2040           4,450
    6,000   LB-UBS Commercial Mortgage Trust                           5.46         2/15/2040           6,582
    4,701   Merrill Lynch Mortgage Trust                               4.96         7/12/2038           4,728
    2,000   Merrill Lynch Mortgage Trust                               5.14         7/12/2038           2,086
    3,228   Merrill Lynch Mortgage Trust                               5.68         5/12/2039           3,258
    3,615   Merrill Lynch Mortgage Trust                               4.86         8/12/2039           3,694

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   7,500   Merrill Lynch Mortgage Trust                               4.92%       10/12/2041      $    7,713
        9   Merrill Lynch Mortgage Trust                               4.81         9/12/2042               9
    1,073   Merrill Lynch Mortgage Trust                               4.67         6/12/2043           1,081
    2,346   Merrill Lynch Mortgage Trust                               5.71         2/12/2051           2,399
      285   Merrill Lynch-Countrywide Commercial Mortgage Trust        5.38         7/12/2046             285
    1,293   Merrill Lynch-Countrywide Commercial Mortgage Trust        5.36         8/12/2048           1,340
    4,330   Merrill Lynch-Countrywide Commercial Mortgage Trust        5.36         8/12/2048           4,357
      904   Merrill Lynch-Countrywide Commercial Mortgage Trust        5.86         8/12/2049             922
    2,005   Morgan Stanley Capital I, Inc.                             5.40         6/15/2038           2,034
       78   Morgan Stanley Capital I, Inc.                             4.97        12/15/2041              78
      515   Morgan Stanley Capital I, Inc.                             5.42         3/12/2044             515
    6,975   Morgan Stanley Capital I, Inc.                             5.57        12/15/2044           7,648
    2,557   Morgan Stanley Capital I, Inc. (b)                         2.60         9/15/2047           2,603
    3,449   Morgan Stanley Capital I, Inc.                             5.58         4/12/2049           3,511
    5,000   Morgan Stanley Capital I, Inc.                             5.27        10/12/2052           5,369
    4,930   Morgan Stanley Dean Witter Capital I, Inc. (b)             5.25        12/17/2043           4,954
    6,864   Motel 6 Trust (b)                                          1.50        10/05/2025           6,859
      700   Wachovia Bank Commercial Mortgage Trust                    4.94         4/15/2042             730
    5,000   Wachovia Bank Commercial Mortgage Trust                    5.12         7/15/2042           5,298
    2,678   Wachovia Bank Commercial Mortgage Trust                    5.24        10/15/2044           2,859
       66   Wachovia Bank Commercial Mortgage Trust                    5.49        12/15/2044              66
      278   Wachovia Bank Commercial Mortgage Trust                    5.94         6/15/2045             282
    1,123   Wachovia Bank Commercial Mortgage Trust                    5.50        10/15/2048           1,132
    1,000   Wachovia Bank Commercial Mortgage Trust                    5.57        10/15/2048           1,101
    5,000   Wachovia Bank Commercial Mortgage Trust                    5.31        11/15/2048           5,510
    5,000   Wachovia Bank Commercial Mortgage Trust                    5.73         6/15/2049           5,579
      935   WF-RBS Commercial Mortgage Trust (b)                       3.24         3/15/2044             976
                                                                                                   ----------
                                                                                                      476,649
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.6%)
   76,116   Commercial Mortgage Trust, acquired
                8/09/2012-8/27/2012; cost $9,778(h)                    2.11         8/15/2045           8,711
   73,934   Commercial Mortgage Trust, acquired
                11/06/2012; cost $9,911(h)                             2.16        10/15/2045           8,874
   40,172   GS Mortgage Securities Corp. II, acquired
                5/18/2012; cost $6,138(h)                              2.79         5/10/2045           5,391
   32,044   GS Mortgage Securities Trust, acquired
                11/16/2012; cost $4,943(b),(h)                         2.56        11/10/2045           4,409
   35,324   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                acquired 9/28/2012; cost $4,822(h)                     2.36        10/15/2045           4,197
   38,006   Morgan Stanley-BAML Trust, acquired
                10/05/2012; cost $4,938(b),(h)                         2.33        11/15/2045           4,312
   64,804   UBS Commercial Mortgage Trust, acquired
                5/01/2012; cost $9,810(b),(h)                          2.53         5/10/2045           8,756
   34,531   UBS-Barclays Commercial Mortgage Trust,
                acquired 9/14/2012; cost $4,921(b),(h)                 2.35         8/10/2049           4,394
   35,547   Wells Fargo Commercial Mortgage Trust,
                acquired 9/21/2012; cost $4,931(b),(h)                 2.30        10/15/2045           4,348
                                                                                                   ----------
                                                                                                       53,392
                                                                                                   ----------
            Total Financials                                                                          530,041
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $518,983)                                     530,041
                                                                                                   ----------

            U.S. GOVERNMENT AGENCY ISSUES (4.9%)(i)

            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.7%)
   57,319   Fannie Mae (+)                                             4.25        12/25/2017           7,957
  110,338   Fannie Mae (+)                                             2.38        12/25/2019           9,689
   86,534   Fannie Mae (+)                                             0.91         5/25/2022           4,419

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$  87,004   Fannie Mae (+)                                             0.76%        8/25/2022      $    3,736
   37,677   Freddie Mac (+)                                            1.85         4/25/2017           1,758
   64,185   Freddie Mac (+)                                            3.27         1/25/2019           8,348
   39,781   Freddie Mac (+)                                            1.91         5/25/2019           3,313
  105,341   Freddie Mac (+)                                            1.83         7/25/2019           8,555
   61,615   Freddie Mac (+)                                            1.51        11/25/2019           4,212
   74,238   Freddie Mac (+)                                            1.44         8/25/2022           6,611
                                                                                                   ----------
                                                                                                       58,598
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.1%)
   12,060   Fannie Mae (+)                                             1.25         9/25/2027          11,586
    8,195   Fannie Mae (+)                                             2.50         4/01/2027           8,308
   23,291   Fannie Mae (+)                                             2.50         5/01/2027          23,613
   15,035   Fannie Mae (+)                                             2.50         8/01/2027          15,243
   11,281   Fannie Mae (+)                                             2.50         8/01/2027          11,438
      619   Fannie Mae (+)                                             4.50         5/01/2023             660
      444   Fannie Mae (+)                                             4.50         2/01/2024             474
      283   Fannie Mae (+)                                             5.00        12/01/2021             305
      848   Fannie Mae (+)                                             5.00         6/01/2023             901
      442   Fannie Mae (+)                                             5.00         9/01/2023             476
      943   Fannie Mae (+)                                             5.00         2/01/2024           1,002
      665   Fannie Mae (+)                                             5.50        12/01/2020             703
      785   Fannie Mae (+)                                             5.50         2/01/2023             830
    2,150   Fannie Mae (+)                                             5.50         6/01/2023           2,345
      541   Fannie Mae (+)                                             5.50         9/01/2023             590
    2,104   Fannie Mae (+)                                             5.50         6/01/2024           2,292
    1,073   Fannie Mae (+)                                             6.00        10/01/2022           1,176
    1,157   Fannie Mae (+)                                             6.00         1/01/2023           1,297
    1,941   Fannie Mae (+)                                             6.00         1/01/2023           2,147
    1,119   Fannie Mae (+)                                             6.00         7/01/2023           1,170
    4,553   Freddie Mac (+)                                            1.56        10/25/2018           4,606
    9,035   Freddie Mac (+)                                            1.78        10/25/2020           9,081
    1,643   Freddie Mac (+)                                            2.48         4/01/2035           1,749
      634   Freddie Mac (+)                                            5.00         5/01/2020             676
      637   Freddie Mac (+)                                            5.00         9/01/2020             682
      205   Freddie Mac (+)                                            5.50        11/01/2018             216
      925   Freddie Mac (+)                                            5.50         4/01/2021           1,006
                                                                                                   ----------
                                                                                                      104,572
                                                                                                   ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
    3,000   Private Export Funding Corp. (NBGA)                        1.38         2/15/2017           3,041
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $164,786)                                      166,211
                                                                                                   ----------
            U.S. TREASURY SECURITIES (0.3%)

            NOTES (0.3%)
   10,000   .25%, 5/15/2016 (cost: $9,961)                                                              9,953
                                                                                                   ----------
            MUNICIPAL BONDS (8.6%)

            AGRICULTURAL PRODUCTS (0.2%)
    8,000   Washington County                                          1.38         9/01/2030(j)        8,041
                                                                                                   ----------
            AIRPORT/PORT (1.0%)
   20,000   Chicago Midway Airport                                     3.53         1/01/2041(j)       20,735
      540   Cleveland (INS)                                            5.24         1/01/2017             553
    5,855   College Park Georgia (INS)(f)                              5.73         1/01/2014           5,885
    2,000   Dallas-Fort Worth International Airport Facilities
               Improvement Corp.                                       1.93        11/01/2014           2,021

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   3,000   Houston Airport System                                     5.00%        7/01/2015      $    3,223
                                                                                                   ----------
                                                                                                       32,417
                                                                                                   ----------
            APPROPRIATED DEBT (0.4%)
    1,500   Jacksonville                                               1.16        10/01/2016           1,514
    2,500   Jacksonville                                               1.41        10/01/2017           2,452
    4,000   Jacksonville                                               1.70        10/01/2018           3,902
    4,000   Miami-Dade County                                          5.00         5/01/2031(j)        4,091
    2,000   Pennsylvania Commonwealth Finance Auth.                    4.18         6/01/2015           2,091
                                                                                                   ----------
                                                                                                       14,050
                                                                                                   ----------
            COMMUNITY SERVICE (0.1%)
    1,250   Art Institute of Chicago                                   1.34         3/01/2015           1,235
    1,650   Art Institute of Chicago                                   2.48         3/01/2019           1,606
                                                                                                   ----------
                                                                                                        2,841
                                                                                                   ----------
            EDUCATION (0.2%)
    3,000   George Washington Univ.                                    3.29         9/15/2014           3,050
    5,000   New Jersey EDA                                             3.17         9/01/2014           5,121
                                                                                                   ----------
            Total Education                                                                             8,171
                                                                                                   ----------
            ELECTRIC UTILITIES (1.8%)
   16,530   Appling County Dev. Auth                                   2.40         1/01/2038(j)       15,892
    5,000   Beaver County IDA                                          4.75         8/01/2033(j)        5,525
   13,310   Beaver County IDA                                          2.50        12/01/2041(j)       12,959
    5,000   Burke County Dev. Auth.                                    1.25         1/01/2052(j)        5,002
   10,000   Missouri Environmental Improvement and
               Energy Resources Auth.                                  2.88         5/01/2038(j)       10,082
    3,000   Ohio Water Dev. Auth.                                      3.38         7/01/2033(j)        3,052
    3,000   Pennsylvania Economic Dev. Financing Auth.                 3.00        12/01/2038(j)        3,088
    5,000   West Virginia EDA                                          2.25 (c)     1/01/2041(j)        5,083
                                                                                                   ----------
                                                                                                       60,683
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.2%)
    3,000   American Municipal Power, Inc.                             3.82         2/15/2014           3,027
    2,770   Piedmont Municipal Power Agency                            4.34         1/01/2017           2,803
                                                                                                   ----------
                                                                                                        5,830
                                                                                                   ----------
            ENVIRONMENTAL & FACILITIES SERVICES (2.2%)
    8,250   Bucks County IDA                                           0.88        12/01/2022(j)        8,249
   16,000   California Pollution Control Financing Auth.               0.95 (c)     8/01/2023(j)       16,000
   18,000   Indiana State Finance Auth. "A"                            0.85 (c)     5/01/2034(j)       18,000
    4,000   Maricopa County IDA                                        2.63 (c)    12/01/2031(j)        4,038
    1,500   Massachusetts State Dev. Finance Agency                    2.13        12/01/2029(j)        1,518
    5,000   Miami-Dade County                                          2.25         9/01/2027(j)        5,029
    2,375   Miami-Dade County IDA                                      2.63         8/01/2023(j)        2,404
    3,000   Mission EDC                                                0.95 (c)     1/01/2026(j)        3,000
    8,270   New Jersey EDA                                             2.20        11/01/2013           8,270
    8,000   South Carolina Jobs EDA                                    2.25 (c)    11/01/2016(j)        8,012
                                                                                                   ----------
                                                                                                       74,520
                                                                                                   ----------
            GENERAL OBLIGATION (0.5%)
    1,050   Andrews County                                             3.08         8/15/2014           1,069
    2,430   Chippewa Valley Schools                                    3.65         5/01/2015           2,469
    9,615   City & County of Honolulu                                  1.26        11/01/2017           9,553
    1,750   Port of Seattle                                            2.25        12/01/2014           1,777
    3,000   San Bernardino                                             2.14         8/01/2018           2,919
                                                                                                   ----------
                                                                                                       17,787
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
$   2,480   Long Beach                                                 3.75%       11/01/2015      $    2,478
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.6%)
   18,450   Irvine Ranch Water District Joint Power Agency             2.39         3/15/2014          18,469
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.1%)
    1,840   Michigan State Housing Dev. Auth.                          3.30         4/01/2015           1,852
                                                                                                   ----------

            MUNICIPAL FINANCE (0.1%)
    2,480   Kentucky Asset                                             3.17         4/01/2018           2,568
                                                                                                   ----------
            NURSING/CCRC (0.0%)
      835   Waco Health Facilities Dev. Corp. (INS)(ETM)               5.27         2/01/2016            864
                                                                                                   ----------
            SALES TAX (0.1%)
    5,000   Louisiana State                                            3.00 (c)     5/01/2043(j)        4,999
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.0%)
    4,740   Channahon                                                  4.00         1/01/2020           4,508
      360   City and County of San Francisco
               Redevelopment Financing Auth. (INS)                     5.62         8/01/2016             365
   12,500   JobsOhio Beverage System                                   1.12         1/01/2016          12,499
   10,000   JobsOhio Beverage System                                   1.57         1/01/2017           9,870
      500   Metropolitan Nashville Airport Auth. (INS)                 3.73         7/01/2014             504
    5,705   New York City Transitional Finance Auth.                   3.06         5/01/2015           5,877
                                                                                                   ----------
                                                                                                       33,623
                                                                                                   ----------
            Total Municipal Bonds (cost: $288,568)                                                    289,193
                                                                                                   ----------

            MONEY MARKET INSTRUMENTS (4.7%)

            COMMERCIAL PAPER (1.0%)

            ENERGY (0.3%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   11,772   Spectra Energy Capital, LLC (b),(k)                        0.33        11/01/2013          11,772
                                                                                                   ----------
            UTILITIES (0.7%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
   14,907   Northeast Utilities (b),(k)                                0.22        11/04/2013          14,907
                                                                                                   ----------
            GAS UTILITIES (0.3%)
    8,853   Oneok, Inc. (b),(k)                                        0.30        11/04/2013           8,853
                                                                                                   ----------
            Total Utilities                                                                            23,760
                                                                                                    ----------
            Total Commercial Paper                                                                     35,532
                                                                                                   ----------

            VARIABLE-RATE DEMAND NOTES (3.6%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            GENERAL MERCHANDISE STORES (0.2%)
    6,745   Marion EDA (LOC - Key Bank, N.A.)                          0.25         2/01/2035           6,745
                                                                                                   ----------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            FINANCIALS (0.2%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.2%)
$   5,105   Orange County Housing Finance Auth. (LOC - Compass Bank)   1.50%        1/15/2040      $    5,105
                                                                                                   ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRPORT SERVICES (0.1%)
    2,670   Metropolitan Nashville Airport Auth. (LOC - Regions Bank)  2.13         4/01/2030           2,670
                                                                                                   ----------
            MATERIALS (0.5%)
            ----------------
            STEEL (0.5%)
   10,000   Berkeley County                                            0.33         3/01/2029          10,000
    6,000   Blytheville                                                0.37         6/01/2028           6,000
    2,500   St. James Parish                                           0.32        11/01/2040           2,500
                                                                                                   ----------
                                                                                                       18,500
                                                                                                   ----------
            Total Materials                                                                            18,500
                                                                                                   ----------
            MUNICIPAL BONDS (1.7%)
            ----------------------
            AIRPORT/PORT (0.6%)
   19,905   Clark County (LOC - Landesbank Baden-Wurttemberg)          0.27         7/01/2029          19,905
                                                                                                   ----------
            HOSPITAL (0.3%)
    9,525   Maine Health & Higher Educational Facilities
               Auth. (INS)(LIQ)                                        0.30         7/01/2036           9,525
                                                                                                   ----------
            NURSING/CCRC (0.7%)
    7,900   EDA (LOC - Sovereign Bank)                                 0.76         5/15/2033           7,900
    9,125   Health Facilities Auth. (LOC - Sovereign Bank)             0.78        11/15/2033           9,125
    5,410   Westmoreland County IDA (LOC - Sovereign Bank)             0.78         1/01/2036           5,410
                                                                                                   ----------
                                                                                                       22,435
                                                                                                   ----------
            SALES TAX (0.1%)
    5,600   Arista Metropolitan District, Series 2006 B
               (LOC - Compass Bank)                                    1.65        12/01/2030           5,600
                                                                                                   ----------
            Total Municipal Bonds                                                                      57,465
                                                                                                   ----------
            UTILITIES (0.9%)
            ----------------
            ELECTRIC UTILITIES (0.9%)
   15,550   Indiana Dev. Finance Auth.                                 0.33        12/01/2038          15,550
   15,200   Indiana Dev. Finance Auth.                                 0.34        12/01/2038          15,200
                                                                                                   ----------
                                                                                                       30,750
                                                                                                   ----------
            Total Utilities                                                                            30,750
                                                                                                   ----------
            Total Variable-Rate Demand Notes                                                          121,235
                                                                                                   ----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
2,000,000   State Street Institutional Liquid Reserve Fund, 0.07% (l)                                   2,000
                                                                                                   ----------
            Total Money Market Instruments (cost: $158,767)                                           158,767
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $3,301,612)                                                   $3,349,177
                                                                                                   ==========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $          --     $ 1,231,281     $         --     $1,231,281
  Eurodollar and Yankee Obligations                      --         638,824               --        638,824
  Asset-Backed Securities                                --         315,749            9,158        324,907
  Commercial Mortgage Securities                         --         530,041               --        530,041
  U.S. Government Agency Issues                          --         166,211               --        166,211
  U.S. Treasury Securities                            9,953              --               --          9,953
  Municipal Bonds                                        --         289,193               --        289,193
Money Market Instruments:
  Commercial Paper                                       --          35,532               --         35,532
  Variable-Rate Demand Notes                             --         121,235               --        121,235
  Money Market Funds                                  2,000              --               --          2,000
-----------------------------------------------------------------------------------------------------------
Total                                         $      11,953     $ 3,328,066     $      9,158     $3,349,177
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       ASSET-BACKED
                                                         SECURITIES
--------------------------------------------------------------------
Balance as of July 31, 2013                                  $9,451
Purchases                                                         -
Sales                                                          (290)
Transfers into Level 3                                            -
Transfers out of Level 3                                          -
Net realized gain (loss) on investments                           -
Change in net unrealized appreciation/depreciation
of investments                                                   (3)
--------------------------------------------------------------------
Balance as of October 31, 2013                               $9,158
--------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

20  | USAA Short-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, which are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $56,660,000 and $9,095,000, respectively, resulting in net unrealized appreciation of $47,565,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,358,421,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.0% of net assets at October 31, 2013.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and

================================================================================

23  | USAA Short-Term Bond Fund

================================================================================

by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Wells Fargo Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Export-Import Bank of the United States.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2013.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) At October 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $2,012,000.
(f) At October 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Security was fair valued at October 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $9,158,000, which represented 0.3% of net assets of the Fund.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2013, was $53,392,000, which represented 1.6% of the Fund's net assets.
(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

================================================================================

25  | USAA Short-Term Bond Fund

================================================================================

(j) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at October 31, 2013.
================================================================================

                                         Notes to Portfolio of Investments |  26


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------